Current and Deferred Income Tax (Details 5) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
(Profit) / loss for year before income tax at the prevailing tax rate	$ 2,685,000,000	$ (10,601,000,000)	$ 14,446,000,000
Rate change	(11,875,000,000)	3,567,000,000	332,000,000
Share of profit of associates and joint ventures	(796,000,000)	80,000,000	(260,000,000)
Result by rate transparency	(168,000,000)	280,000,000	(153,000,000)
Result from sale of subsidiaries	0	(589,000,000)	(3,000,000)
Special tax, revaluation	0	0	(593,000,000)
Loss forecast	5,000,000	0	0
Tax loss carryforward	(119,000,000)	(194,000,000)	(116,000,000)
Non-taxable, non-deductible items	42,000,000	1,000,000	(55,000,000)
Difference between provisions and affidavits	272,000,000	73,000,000	6,000,000
Minimum presumed income tax	0	(2,000,000)	0
Goodwill reversal	0	0	(83,000,000)
Others	99,000,000	0	(13,000,000)
Inflation adjustment	48,000,000	(885,000,000)	(2,784,000,000)
Tax inflation adjustment	(3,695,000,000)	200,000,000	(1,615,000,000)
Income tax - (Loss) / Gain	$ (13,586,000,000)	$ (8,072,000,000)	$ 9,219,000,000